Investments Accounted for Using the Equity Method (Summarized Statements of Comprehensive Income for Joint Ventures) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of joint ventures [line items]
Revenue	¥ 82,443,156	¥ 89,198,492	¥ 74,623,575
Depreciation and amortization	(1,813,298)	(1,965,708)	(1,827,139)
Interest expense	(98,502)	(94,186)	(93,440)
Profit/ (loss) from continuing operations	(3,573,654)	2,721,086	590,778
Income tax expenses	731,354	(644,480)	65,620
Other comprehensive income	177,748	141,798	(11,512)
Total comprehensive income	(2,664,552)	2,218,404	644,886
JYJC [member]
Disclosure of joint ventures [line items]
Revenue	25,129	27,190	21,674
Depreciation and amortization	(341)	(386)	(350)
Interest income	351	304	304
Interest expense			0
Profit/ (loss) from continuing operations	1,996	2,250	2,279
Income tax expenses	(76)	1,125	(177)
Post-tax profit/ (loss) from continuing operations	1,920	3,375	2,102
Other comprehensive income	0	0	0
Total comprehensive income	1,920	3,375	2,102
Dividend received from joint venture	1,215	940	1,049
Yangu Gas [member]
Disclosure of joint ventures [line items]
Revenue	26,091	60,222	58,463
Depreciation and amortization	(8,061)	(5,162)	(8,313)
Interest income	1,029	1,516	1,483
Interest expense			0
Profit/ (loss) from continuing operations	(15,802)	4,144	1,830
Income tax expenses	0	0	0
Post-tax profit/ (loss) from continuing operations	(15,802)	4,144	1,830
Other comprehensive income	0	0	0
Total comprehensive income	(15,802)	4,144	1,830
Dividend received from joint venture	1,800	800	1,000
Linde [Member]
Disclosure of joint ventures [line items]
Revenue	375,795	428,971	420,160
Depreciation and amortization	(20,902)	(44,307)	(45,756)
Interest income	4,799	3,489	2,246
Interest expense			0
Profit/ (loss) from continuing operations	58,338	116,768	108,677
Income tax expenses	(14,590)	(29,316)	(26,290)
Post-tax profit/ (loss) from continuing operations	43,748	87,452	82,387
Other comprehensive income	0	0	0
Total comprehensive income	43,748	87,452	82,387
Dividend received from joint venture	11,200	63,044	¥ 38,234
Baling Materials [Member]
Disclosure of joint ventures [line items]
Revenue	0	0
Depreciation and amortization	0	0
Interest income	0	0
Profit/ (loss) from continuing operations	0	0
Income tax expenses	0	0
Post-tax profit/ (loss) from continuing operations	0	0
Other comprehensive income	0	0
Total comprehensive income	0	0
Dividend received from joint venture	¥ 0	¥ 0